Warrants (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Warrants
Schedule of warrants issued and outstanding

			Warrants Outstanding		Fair Value

	Number of	Purchase price
Warrants	warrants issued	per share	March 31, 2023	September 30, 2022	March 31, 2023	September 30, 2022

					(in thousands)
Kreos Rollover Warrant	190,559	€2.28	190,559	190,559	$48	$478
Series C – 2017	1,215,345	€0.04	—	74,479	—	335
Series C – 2020	786,234	€5.22	—	652,126	—	936
Public Warrants	8,850,458	$11.50	8,850,458	—	2,120	—
Private Warrants	7,310,297	$11.50	7,310,297	—	1,751	—
	18,352,893		16,351,314	917,164	$3,919	$1,749

Schedule of fair values for warrant liabilities

Warrant
liabilities
(in thousands)
September 30, 2022	$1,749
Change in fair value	(1,731)
Warrants assumed in the Business Combination	7,111
Settlement of 2017 Series C Warrants put option	(427)
Exercised	(649)
Foreign currency translation	182
December 31, 2022	6,235
Change in fair value	(2,297)
Foreign currency translation	(19)
March 31, 2023	$3,919

Warrant
liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	120
Foreign currency translation	(116)
December 31, 2021	5,307
Change in fair value	(162)
Contingent put option	4,787
Exercised	(101)
Foreign currency translation	(103)
March 31, 2022	$9,728

Schedule of fair values of warrants and option rights were determined using the Black-Scholes option-pricing model with the input assumptions

	Six Months Ended March 31,
	2023	2022
Expected volatility range (weighted average)	47.79%	46.97% to 48.00% (46.99%)
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	3.80%	0.52% to 2.33% (0.54%)
Expected term range (weighted average)	3.13 years	3.22 years to 10.23 years (9.82 years)

Mariadb Corporation Ab
Warrants
Schedule of warrants issued and outstanding

			Warrants Outstanding		Fair Value
		Purchase
	Number of	price per
	warrants	share in	September 30,	September 30,	September 30,	September 30,
Warrants	issued	EUR	2022	2021	2022	2021

					(in thousands)
Series B	835,185	€0.52	835,185	835,185	$478	$65
Series C – 2017	5,326,623	€0.01	326,429	5,326,623	335	4,546
Series C – 2020	3,445,912	€1.19	2,858,143	3,445,912	936	692
	9,607,720		4,019,757	9,607,720	$1,749	$5,303

Schedule of fair values for warrant liabilities

Warrant
liabilities
(in thousands)
September 30, 2021	$5,303
Change in fair value	5,712
Settlement of put option	(7,749)
Exercised	(101)
Foreign currency translation	(1,416)
September 30, 2022	$1,749

Warrant
liabilities
(in thousands)
September 30, 2020	$9,017
Change in fair value	(3,626)
Foreign currency translation	(88)
September 30, 2021	$5,303

Schedule of fair values of warrants and option rights were determined using the Black-Scholes option-pricing model with the input assumptions

	Year Ended September 30,
	2022	2021
Expected volatility range (weighted average)	40.25% to 48.99% (46.71)%	35.54% to 50.00% (37.51)%
Dividend yield	0.00%	0.00%
Risk-free interest rates range (weighted average)	3.85% to 4.24% (4.15)%	0.53% to 1.00% (0.94)%
Expected term range (weighted average)	3.03 years to 9.83 years (4.56 years)	3.83 years to 10.72 years (9.75 years)